Note 14 - Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		Minimum capital requirement			Minimum to be well capitalized under prompt Corrective action provisions
	Amount	Ratio	Amount	Ratio		Amount	Ratio
As of December 31, 2013	(Dollars in Thousands)
Total Capital (to Risk- Weighted Assets)
Consolidated	$69,871	18.3%	$30,607	>	8.0%	N/A	N/A
Bank	$67,432	17.7%	$30,534	>	8.0%	$38,168	10.0%
Tier I Capital (to Risk- Weighted Assets)
Consolidated	$65,816	17.2%	$15,304	>	4.0%	N/A	N/A
Bank	$63,378	16.6%	$15,267	>	4.0%	$22,901	6.0%
Tier I Capital (to Average Assets)
Consolidated	$65,816	11.9%	$22,118	>	4.0%	N/A	N/A
Bank	$63,378	11.5%	$22,091	>	4.0%	$27,614	5.0%

As of December 31, 2012
Total Capital (to Risk- Weighted Assets)
Consolidated	$66,720	17.6%	$30,346	>	8.0%	N/A	N/A
Bank	$63,968	16.9%	$30,291	>	8.0%	$37,864	10.0%
Tier I Capital (to Risk- Weighted Assets)
Consolidated	$61,951	16.3%	$15,173	>	4.0%	N/A	N/A
Bank	$59,217	15.6%	$15,145	>	4.0%	$22,178	6.0%
Tier I Capital (to Average Assets)
Consolidated	$61,951	11.2%	$22,127	>	4.0%	N/A	N/A
Bank	$59,217	10.7%	$22,099	>	4.0%	$27,623	5.0%